Notes to Cash Flows (Tables)	12 Months Ended
Dec. 31, 2022
Cash Flows Explanatory Notes [Abstract]
Summary of Changes in Liabilities Arising from Financing Activities
The table below shows the changes in liabilities arising from financing activities. The changes in equity arising from financing activities are set out in the Consolidated Statement of Changes in Equity.

						Group
	Balance sheet line item
	Debt securities in issue	Subordinated liabilities	Other equity instruments	Lease liabilities	Dividends paid	Total
2022	£m	£m	£m	£m	£m	£m
At 1 January	31,580	2,228	2,191	134	—	36,133
Proceeds from issue of debt securities	8,667	—	—	—	—	8,667
Repayment of debt securities	(4,482)	—	—	—	—	(4,482)
Repayment of subordinated liabilities	—	(40)	—	—	—	(40)
Issue of other equity instruments	—	—	750	—	—	750
Repurchase of other equity instruments	—	—	(750)	—	—	(750)
Principal elements of lease payments	—	—	—	(26)	—	(26)
Dividends paid	—	—	—	—	(1,173)	(1,173)
Liability-related other changes	(1,282)	2	5	21	—	(1,254)
Non-cash changes:
– Unrealised foreign exchange	1,893	190	—	—	—	2,083
– Other changes	44	(47)	—	—	1,173	1,169
At 31 December	36,420	2,332	2,196	129	—	41,077

2021
At 1 January	43,679	2,556	2,241	100	—	48,576
Proceeds from issue of debt securities	2,847	—	—	—	—	2,847
Repayment of debt securities	(13,724)	—	—	—	—	(13,724)
Repayment of subordinated liabilities	—	(4)	—	—	—	(4)
Issue of other equity instruments	—	—	450	—	—	450
Repurchase of other equity instruments	—	—	(500)	—	—	(500)
Principal elements of lease payments	—	—	—	(25)	—	(25)
Dividends paid	—	—	—	—	(1,506)	(1,506)
Liability-related other changes	(473)	(4)	—	59	—	(418)
Non-cash changes:
– Unrealised foreign exchange	(930)	14	—	—	—	(916)
– Other changes	181	(334)	—	—	1,506	1,353
At 31 December	31,580	2,228	2,191	134	—	36,133

2020
At 1 January	50,171	3,528	2,241	138	—	56,078
Proceeds from issue of debt securities	5,586	—	—	—	—	5,586
Repayment of debt securities	(12,348)	—	—	—	—	(12,348)
Repayment of subordinated liabilities	—	(939)	—	—	—	(939)
Principal elements of lease payments	—	—	—	(46)	—	(46)
Dividends paid	—	—	—	—	(282)	(282)
Liability-related other changes	(243)	(10)	—	8	—	(245)
Non-cash changes:
– Unrealised foreign exchange	359	(6)	—	—	—	353
– Other changes	154	(17)	—	—	282	419
At 31 December	43,679	2,556	2,241	100	—	48,576